Fees Summary	Dec. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,892,000
Previously Paid Amount	0.00
Total Fee Amount	2,586.17
Total Offset Amount	0.00
Net Fee	2,586.17
Narrative - Max Aggregate Offering Price	$ 16,892,000
Final Prospectus	true